Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$ 104,314	$ 105,077
Employee benefits	39,907	37,439
Alternative minimum tax credit	0	4,409
Federal net operating losses	4,118	7,467
Deferred payroll taxes	9,055	0
Lease-related item	20,890	21,226
Other	14,350	21,536
Valuation allowance	(22)	(25)
Deferred tax assets, total	192,612	197,129
Deferred tax liabilities:
Property-related items, including accelerated depreciation	785,734	732,798
Regulatory balancing accounts	4,205	9,931
Debt-related costs	2,585	2,818
Intangibles	13,511	10,611
Lease-related item	19,789	20,386
Other	13,786	19,569
Deferred tax liabilities, gross	839,610	796,113
Net deferred tax liabilities	646,998	598,984
Southwest Gas Corporation
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	104,314	105,077
Employee benefits	4,806	13,574
Alternative minimum tax credit	0	4,409
Deferred payroll taxes	1,810	0
Other	7,790	12,193
Valuation allowance	(22)	(25)
Deferred tax assets, total	118,698	135,228
Deferred tax liabilities:
Property-related items, including accelerated depreciation	680,294	644,046
Regulatory balancing accounts	4,205	9,931
Debt-related costs	2,585	2,818
Other	12,714	17,483
Deferred tax liabilities, gross	699,798	674,278
Net deferred tax liabilities	$ 581,100	$ 539,050